Land use rights, net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amortization of acquired intangible assets and land use right	$ 65,204	$ 67,233	$ 109,422
Land Use Rights.
Amortization of acquired intangible assets and land use right	$ 9,053	$ 8,607	$ 6,957